Subsequent Events (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 01, 2019	Jul. 16, 2019	Mar. 31, 2019	Mar. 20, 2019	Jan. 31, 2019	Dec. 31, 2018
Subsequent Events (Textual)
Number of shares issued						7,021,092
Net proceeds from excise of warrant						$ 2,100
Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issued					924
Description of closing bid price				The closing bid price of our Common Stock was greater than $1.00 per share for ten consecutive business days
Cashless exercise of vested Common Stock options	16
Warrant [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issued			1,591
Net proceeds from excise of warrant			$ 37
Employees [Member]
Subsequent Events (Textual)
Number of shares issued		371
Employees [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issued					1,929
Deferred Bonus [Member] | Employees [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Settlement of bonus compensation					$ 49